Taxes on Income (Details) - Schedule of income (loss) before taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) - Schedule of income (loss) before taxes [Line Items]
Income loss before taxes	$ (2,207)	$ (1,561)	$ 188
Israel [Member]
Taxes on Income (Details) - Schedule of income (loss) before taxes [Line Items]
Income loss before taxes	(2,081)	(1,096)
Foreign [Member]
Taxes on Income (Details) - Schedule of income (loss) before taxes [Line Items]
Income loss before taxes	$ (126)	$ (465)	$ 188